COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of contractual amount of financial instruments with off-balance sheet risk

	December 31,2014		December 31,2013
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to make loans	$1,827	$221	$2,153	$250
Unused lines of credit and letters of credit	181	8,633	189	10,005

Schedule of recourse obligations on sold loans are recorded at fair value
	December 31,2014		December 31,2013
	Contract	Carrying	Contract	Carrying
	Amount	Value	Amount	Value

Loans sold with recourse	$8	$8	$10	$10